Ballast Small/Mid Cap ETF
Schedule of Investments
December 31, 2022 - (Unaudited)
COMMON STOCKS — 98.52% Shares Fair Value
Communications — 3.67%
Criteo S.A. - ADR
(a)
58,930 $ 1,535,716
IAC/InterActiveCorp.
(a)
5,229 232,168
TripAdvisor, Inc.
(a)
36,271 652,152
2,420,036
Consumer Discretionary — 15.46%
American Eagle Outfitters, Inc. 70,965 990,671
America's Car-Mart, Inc.
(a)
19,090 1,379,443
BorgWarner, Inc. 37,350 1,503,338
Cavco Industries, Inc.
(a)
4,316 976,495
Global Business Travel Group Inc.
(a)
186,818 1,261,022
Polished.com, Inc.
(a)
1,093,232 631,560
PulteGroup, Inc. 35,275 1,606,071
Wayside Technology Group, Inc. 58,100 1,831,893
10,180,493
Consumer Staples — 1.33%
Olaplex Holdings, Inc.
(a)
168,214 876,395
Energy — 10.48%
CNX Resources Corp.
(a)
60,507 1,018,937
Green Plains, Inc.
(a)
72,957 2,225,189
Kosmos Energy Ltd.
(a)
110,375 701,985
Sitio Royalties Corp. 35,080 1,012,058
Solaris Oilfield Infrastructure, Inc., Class A 195,963 1,945,913
6,904,082
Financials — 18.19%
Capital Bancorp, Inc. 81,257 1,912,789
Everest Re Group Ltd. 4,150 1,374,771
Federal Agricultural Mortgage Corp., Class C 15,023 1,693,242
First Citizens BancShares, Inc., Class A 1,992 1,510,652
First Financial Bancorp 59,511 1,441,952
International General Insurance Holdings Ltd. 169,071 1,352,568
International Money Express, Inc.
(a)
53,761 1,310,156
MGIC Investment Corp. 106,489 1,384,357
11,980,487
Health Care — 2.70%
Bausch + Lomb Corp.
(a)
84,976 1,317,977
iRadimed Corp. 16,268 460,222
1,778,199
Industrials — 11.01%
AZZ, Inc. 36,437 1,464,768
Eagle Bulk Shipping, Inc. 20,300 1,013,782
Eastern Co. (The) 59,594 1,148,972
Landstar System, Inc. 9,794 1,595,442
Lennox International, Inc. 4,316 1,032,517
RXO, Inc.
(a)
19,679 338,479

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
COMMON STOCKS — 98.52% - continued Shares Fair Value
Industrials — 11.01% - continued
XPO Logistics, Inc.
(a)
19,679 $ 655,114
7,249,074
Materials — 18.14%
Bioceres Crop Solutions Corp.
(a)
114,748 1,380,418
CONSOL Energy, Inc. 13,968 907,920
Eagle Materials, Inc. 12,035 1,598,850
Huntsman Corp. 54,199 1,489,389
Natural Resource Partners, L.P. 35,134 1,908,830
Northern Technologies International Corp. 141,183 1,879,146
Perimeter Solutions S.A.
(a)
121,838 1,113,599
UFP Technologies, Inc.
(a)
14,157 1,668,969
11,947,121
Real Estate — 3.88%
EPR Properties 29,050 1,095,766
Lamar Advertising Co., Class A 15,438 1,457,347
2,553,113
Technology — 13.66%
Amdocs Ltd. 16,203 1,472,853
Cass Information Systems, Inc. 44,820 2,053,653
Extreme Networks, Inc.
(a)
50,400 922,824
F5, Inc.
(a)
7,387 1,060,108
Lumentum Holdings, Inc.
(a)
8,300 433,011
Rimini Street, Inc.
(a)
295,231 1,124,830
Teradata Corp.
(a)
57,270 1,927,708
8,994,987
Total Common Stocks (Cost $69,605,193) 64,883,987
Total Investments — 98.52% (Cost $69,605,193) 64,883,987
Other Assets in Excess of Liabilities — 1.48% 977,342
NET ASSETS — 100.00% $ 65,861,329
(a) Non-income producing security.
ADR - American Depositary Receipt.